Securities (Securities in a Continuous Unrealized Loss Position) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	$ 66,197	$ 3,845,432
Securities in a continuous unrealized loss position less than 12 months fair value	17,600,012	111,031,629
Securities in a continuous unrealized loss position 12 months or more unrealized losses	1,030,047	490,223
Securities in a continuous unrealized loss position 12 months or more fair value	57,636,305	7,556,814
Securities in a continuous unrealized loss position unrealized losses	1,096,243	4,335,655
Securities in a continuous unrealized loss position fair value	75,236,317	118,588,443
U.S. Government Agencies Debt Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	9,932	304,301
Securities in a continuous unrealized loss position less than 12 months fair value	990,000	12,333,009
Securities in a continuous unrealized loss position 12 months or more unrealized losses	93,265
Securities in a continuous unrealized loss position 12 months or more fair value	8,547,052
Securities in a continuous unrealized loss position unrealized losses	103,197	304,301
Securities in a continuous unrealized loss position fair value	9,537,052	12,333,009
U.S. States and Political Subdivisions Debt Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	9,008	910,564
Securities in a continuous unrealized loss position less than 12 months fair value	2,523,529	23,218,005
Securities in a continuous unrealized loss position 12 months or more unrealized losses	172,145	247,506
Securities in a continuous unrealized loss position 12 months or more fair value	11,140,718	3,225,869
Securities in a continuous unrealized loss position unrealized losses	181,152	1,158,070
Securities in a continuous unrealized loss position fair value	13,664,247	26,443,874
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses	47,257	2,613,715
Securities in a continuous unrealized loss position less than 12 months fair value	14,086,483	74,745,579
Securities in a continuous unrealized loss position 12 months or more unrealized losses	764,637	242,717
Securities in a continuous unrealized loss position 12 months or more fair value	37,948,535	4,330,945
Securities in a continuous unrealized loss position unrealized losses	811,894	2,856,432
Securities in a continuous unrealized loss position fair value	52,035,018	79,076,524
Other Available-for-Sale Securities [Member]
Note 3 - Securities (Details) - Securities in a Continuous Unrealized Loss Position [Line Items]
Securities in a continuous unrealized loss position less than 12 months unrealized losses		16,852
Securities in a continuous unrealized loss position less than 12 months fair value		735,036
Securities in a continuous unrealized loss position unrealized losses		16,852
Securities in a continuous unrealized loss position fair value		$ 735,036